ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Undertone [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
Cash	$7,378
Accounts receivable	38,493
Prepaid expenses and other assets	4,934
Long term restricted cash	1,182
Property and equipment	1,905
Deferred taxes	815
Accounts payable	(23,428)
Accrued expenses and other liabilities	(11,083)
Deferred revenues	(1,047)
Long term loan (including current maturities)	(48,601)
Deferred tax liability	(20,095)
Intangible assets	63,200
Goodwill	119,448

Total purchase price	$133,101

Schedule of components of intangible assets associated with the acquisition
		Estimated useful life

Acquired technology (1)	$19,500	5 years
Customer relationships (2)	30,000	6 years
Backlog (3)	4,200	less than 1 year
Tradename (4)	9,500	4 years

Total amount allocated to intangible assets	$63,200
(1)	Acquired technology represents the combined technology for delivering and administering Undertone's attention-grabbing, full-page video adverts and other advertising formats.

(2)	Customer relationships represent the existing relationships and agreements with Undertone brands and advertisers.

(3)	Backlog represents customer insertion orders that are highly probable to be turned into revenues in the near future.

(4)	Tradename represents trade names and logos under which Undertone markets and sells its services.

Schedule of pro forma information
	December 31,
	2014	2015

Revenues	$556,042	$350,908
Net income (Loss)	40,129	(84,979)

Net income (loss) per ordinary share:
Basic	0.59	(1.19)
Diluted	$0.57	$(1.19)

Make Me Reach SAS [Member]
Business Acquisition [Line Items]
Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
Cash	$1,050
Accounts receivable	666
Prepaid expenses and other assets	86
Property and equipment	87
Accounts payable	(305)
Accrued expenses and other liabilities	(433)
Deferred revenues	(126)
Deferred tax liability	(1,159)
Intangible assets	3,454
Goodwill	7,452

Total purchase price	$10,772

Schedule of components of intangible assets associated with the acquisition
		Estimated useful life

Acquired technology	$1,261	5 years
Customer relationship	395	5 years
Distribution channel	1,798	5 years

Total amount allocated to intangible assets	$3,454

Grow Mobile, Inc [Member]
Business Acquisition [Line Items]
Schedule of purchase price
Cash	$6,892
Share consideration	5,545
Contingent consideration	7,410

Total purchase price at the Closing Date	$19,847

Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values

Cash	$2,767
Accounts receivable	1,398
Prepaid expenses and other assets	249
Property and equipment	13
Accounts payable	(3,307)
Accrued expenses and other liabilities	(820)
Deferred revenues	(1,465)
Deferred tax liability	(2,320)
Intangible assets	5,640
Goodwill	17,692

Total purchase price	$19,847

Schedule of components of intangible assets associated with the acquisition
		Estimated useful life

Acquired technology	$4,025	4 years
Customer relationships	1,615	5 years

Total amount allocated to intangible assets	$5,640

Perion Network Ltd [Member]
Business Acquisition [Line Items]
Schedule of purchase price
Number of shares of Perion ordinary shares outstanding on the Closing Date	12,524,000
Closing price per share of Perion's ordinary shares on the Closing Date	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested Perion options (for accounting purposes only)	$7,492

Total purchase price	$165,795

Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values

Cash and restricted cash	$25,582
Accounts receivable	18,665
Prepaid expenses and other assets	4,593
Property and equipment	1,376
Accounts payable	(13,900)
Accrued expenses and other liabilities	(25,623)
Deferred revenues	(495)
Deferred tax liability, net	(6,663)
Long term debt	(6,550)
Intangible assets	49,930
Goodwill	118,880

Total purchase price	$165,795

Schedule of components of intangible assets associated with the acquisition
		Estimated useful life

Acquired technology	$28,390	3-5 years
In-process research and development	8,100	*
tradename and other	13,440	4-11 years

Total amount allocated to intangible assets	$49,930

*	In 2014 the Company completed the development of $6,100 and estimated the useful life at 4 years, the remaining balance of $2,000 was impaired (see Note 5)

Schedule of pro forma information
Year Ended
December 31, 2013
Unaudited

Revenues	$412,656
Net income from continuing operations	$68,995
Net loss from discontinued operations	$(33,795)

Net income from continuing operations per ordinary share:
Basic	$1.04
Diluted	$1.00
Net loss from discontinued operations per ordinary share:
Basic	$(0.51)
Diluted	$(0.49)